INTANGIBLE ASSETS, NET (Narrative) (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	30,167
Amortization expenses for intangible assets of continuing operations	16,818	22,586	27,922
Amortization expenses for intangible assets of continuing operations included in cost of sales	3,118	5,581	6,874
21st School [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			15,928
Zhenjiang International School [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	4,139
Trade name [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss	26,028		188,835
Software [Member]
INTANGIBLE ASSETS, NET [Line Items]
Impairment loss			2,781